Net interest income (Tables)	6 Months Ended
Jun. 30, 2016
Net interest income
in	2Q16	1Q16	2Q15	6M16	6M15
Net interest income (CHF million)
Loans	1,374	1,389	1,315	2,763	2,632
Investment securities	16	17	18	33	31
Trading assets	2,292	2,086	3,330	4,378	5,283
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	710	704	679	1,414	1,329
Other	365	389	561	754	1,118
Interest and dividend income	4,757	4,585	5,903	9,342	10,393
Deposits	(258)	(244)	(221)	(502)	(476)
Short-term borrowings	(22)	(16)	(28)	(38)	(62)
Trading liabilities	(1,202)	(1,024)	(1,511)	(2,226)	(2,306)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(377)	(376)	(325)	(753)	(640)
Long-term debt	(854)	(858)	(895)	(1,712)	(1,781)
Other	(45)	(56)	(54)	(101)	(107)
Interest expense	(2,758)	(2,574)	(3,034)	(5,332)	(5,372)
Net interest income	1,999	2,011	2,869	4,010	5,021